Estimated Fair Value Of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Investment securities, Carrying Amount	¥ 52,319	¥ 43,633
Installment loans, Carrying Amount	89,657	83,361
Long-term indebtedness, Carrying amount	(476,381)	(525,435)
Interest rate swap agreements, net, Carrying amount, Assets	835	45
Interest rate swap agreements, net, Carrying amount, Liabilities	2,239	2,227
Investment securities, Estimated fair value	52,319	43,633
Installment loans, Estimated fair value	90,655	84,441
Long-term indebtedness, Estimated fair value	(475,018)	(524,056)
Interest rate swap agreements, net, Assets, Estimated fair value	835	45
Interest rate swap agreements, net, Liabilities, Estimated fair value	2,239	2,227
Foreign currency contracts, net, Assets, Estimated fair value	531	468
Foreign currency contracts, net, Liabilities, Estimated fair value	20,448	6,300
Foreign currency options, net, Assets, Estimated fair value	99	36
Foreign currency options, net, Liabilities, Estimated fair value	15	1,056
Foreign currency contracts
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Foreign currency derivatives, net, Carrying amount, Assets	531	468
Foreign currency derivatives, net, Carrying amount, Liabilities	20,448	6,300
Foreign currency options
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Foreign currency derivatives, net, Carrying amount, Assets	99	36
Foreign currency derivatives, net, Carrying amount, Liabilities	¥ 15	¥ 1,056